Note 26 - Commitments and Contingencies (Details) - Non-Cancelable Operating Leases Minimum Annual Payments: (USD $) In Thousands, unless otherwise specified	Oct. 31, 2013
Non-Cancelable Operating Leases Minimum Annual Payments: [Abstract]
2014	$ 942
2014	41,457
2015	491
2015	27,017
2016	484
2016	26,602
2017	269
2017	33,290
2018	164
2018	24,296
Thereafter	2,128
Thereafter	50,967
4,478
$ 203,629